UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         2/2/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              55
                                                  -----------------------

Form 13F Information Table Value Total:             190745 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101          445       15196SH         SOLE            NONE      15196
BERKSHIRE HATHAWAY B NEWCLASS B   COM      84670702          103        1300SH         SOLE            NONE       1300
COCA COLA COMPANY                 COM     191216100          251        3685SH         SOLE            NONE       3685
DISCOVER FINANCIAL SVCS           COM     254709108          160        5772SH         SOLE            NONE       5772
EXXON MOBIL CORPORATION           COM     30231G102          427        5063SH         SOLE            NONE       5063
FIRST AMERN SCIENTIFIC            COM     31846W102            3      103000SH         SOLE            NONE     103000
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507          156        7749SH         SOLE            NONE       7749
INTERPLAY ENTERTAINMENT           COM     460615107            1       20000SH         SOLE            NONE      20000
INTL BUSINESS MACHINES            COM     459200101          167         864SH         SOLE            NONE        864
INVESCO INSD MUN INCM TRSBI       COM     46132P108          197       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          498       31812SH         SOLE            NONE      31812
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         9519       81865SH         SOLE            NONE      81865
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        15097      213208SH         SOLE            NONE     213208
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606          270        2523SH         SOLE            NONE       2523
ISHARES S&P SM CAP GROWTH 600     COM     464287887          301        3770SH         SOLE            NONE       3770
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646        25633      245129SH         SOLE            NONE     245129
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457        11079      131071SH         SOLE            NONE     131071
ISHARES TR BRCLYS AGGREG BD       COM     464287226          341        3083SH         SOLE            NONE       3083
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176         8276       69476SH         SOLE            NONE      69476
ISHARES TR S&P SHRT TRM NATL AMT  COM     464288414          108        1015SH         SOLE            NONE       1015
ISHARES TR S&P NATL AMT FREE MUNI COM     464288158          113         999SH         SOLE            NONE        999
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         6113       67475SH         SOLE            NONE      67475
IVERNIA INC F                     COM     46582W108            8      100000SH         SOLE            NONE     100000
J M A R TECHNOLOGIES INC          COM     466212107            0       27200SH         SOLE            NONE      27200
JOHNSON & JOHNSON                 COM     478160104          519        7883SH         SOLE            NONE       7883
MEDCOHEALTH SOLUTIONS             COM     58405U102          492        7820SH         SOLE            NONE       7820
MEDTRONIC INC                     COM     585055106          162        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1420       36682SH         SOLE            NONE      36682
PFIZER INCORPORATED               COM     717081103          228       10667SH         SOLE            NONE      10667
POWERSHS                          COM     73935S105         5738      205680SH         SOLE            NONE     205680
PROTEK CAP INC                    COM     74370A104            0      200000SH         SOLE            NONE     200000
PURE BIOSCIENCE                   COM     746218106           13       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          325        2448SH         SOLE            NONE       2448
SCH INTM TRSR ETF                 COM     808524854          634       11803SH         SOLE            NONE      11803
SCH ST TRSR ETF                   COM     808524862          585       11559SH         SOLE            NONE      11559
SCH US MID-CAP ETF                COM     808524508          394       15025SH         SOLE            NONE      15025
SCHW EMG MKT EQ ETF               COM     808524706          143        5585SH         SOLE            NONE       5585
SCHW INTL EQ TEF                  COM     808524805          424       16728SH         SOLE            NONE      16728
SCHW US LCAP GRO ETF              COM     808524300          434       13510SH         SOLE            NONE      13510
SCHW US LCAP VAL ETF              COM     808524409          882       29886SH         SOLE            NONE      29886
SCHW US SCAP ETF                  COM     808524607          329        9179SH         SOLE            NONE       9179
SPDR BARCLAYS TBILL ETF 3 MONTH   COM     78464A680          158        3452SH         SOLE            NONE       3452
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         6987       41210SH         SOLE            NONE      41210
VANGUARD BOND IX INT              COM     921937819          862        9811SH         SOLE            NONE       9811
VANGUARD BOND IX SHORTTERM BD ETF COM     921937827         3334       41032SH         SOLE            NONE      41032
VANGUARD BOND IX TTL BD MKT       COM     921937835          596        7017SH         SOLE            NONE       7107
VANGUARD PACIFIC                  COM     922042866         4428       86387SH         SOLE            NONE      86387
VANGUARD REIT                     COM     922908553         5011       80608SH         SOLE            NONE      80608
VERIZON COMMUNICATIONS            COM     92343V104          153        4041SH         SOLE            NONE       4041
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133        11078      529520SH         SOLE            NONE     529520
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315         8795      155175SH         SOLE            NONE     155175
WISDOMTREE GLBL EQ INC FD         COM     97717W877         9334      228951SH         SOLE            NONE     228951
WISDOMTREE LARGECAP DIV           COM     97717W307        39874      785850SH         SOLE            NONE     785850
WISDOMTREE MIDCAP DIV             COM     97717W505         4101       75118SH         SOLE            NONE      75118
WISDOMTREE SMALLCAP DIV           COM     97717W604         4047       83202SH         SOLE            NONE      83202


TOTAL                                                 $190745 (x1000)

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